Leases - Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	RM 2,493,310		RM 2,217,028		$ 557,850
Total minimum lease payments	3,124,359		2,918,296		699,040
Less: total future interest expenses	(631,049)	$ (141,190)	(701,268)	$ (6,099)
Present value of lease liabilities	2,493,310		2,217,028		557,850
Within 1 Year [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	397,705		459,849		88,982
Total minimum lease payments	629,136		485,136		140,762
More than 1 year but within 2 years [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	501,018		416,261		112,097
Total minimum lease payments	689,248		485,136		154,211
More than 2 years but within 5 years [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments	1,594,587		1,186,110		356,771
Total minimum lease payments	RM 1,805,975		1,686,256		$ 404,067
More than 5 years [Member]
Schedule of Remaining Contractual Maturities of the Group’s Lease Liabilities [Line Items]
Present value of the minimum lease payments			154,808
Total minimum lease payments			RM 261,768